Warrant liabilities - Summary of Movement in Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Warranty Liabilities [Line Items]
Balance at January 1	$ 44,013
Balance at December 31	42,229	$ 44,013
Level 3 | Warrant liabilities
Disclosure Of Warranty Liabilities [Line Items]
Balance at January 1	224	3,575
Change in fair value recognized in profit or loss	(49)	(3,351)
Balance at December 31	$ 175	$ 224